Income Taxes - Schedule of Uncertain Tax Positions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Unrecognized Tax Benefits [Roll Forward]
Balance as beginning balance	$ 110
Increase due to previously unrecognized tax benefits from prior years	749
Increase due to current year unrecognized tax benefits	85
Balance as ending balance	$ 944